Loans Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
	Sep. 30, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer
Number of contracts | integer	1	4
Recorded investment | $	$ 165,168	$ 310,735
Residential Real Estate Jr Lien
Number of contracts | integer		1
Recorded investment | $		$ 55,010
Commercial & industrial [Member]
Number of contracts | integer		2
Recorded investment | $		$ 27,818
Residential real estate - 1st lien [Member]
Number of contracts | integer	1	1
Recorded investment | $	$ 165,168	$ 227,907